                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-2591

                      RIVERSOURCE MONEY MARKET SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 7/31

Date of reporting period: 7/31

Annual Report
and Prospectus

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE(R)
CASH MANAGEMENT FUND

ANNUAL REPORT FOR
THE PERIOD ENDED
JULY 31, 2007
(Prospectus also enclosed)


RIVERSOURCE CASH MANAGEMENT FUND
SEEKS TO PROVIDE SHAREHOLDERS WITH
MAXIMUM CURRENT INCOME CONSISTENT
WITH LIQUIDITY AND STABILITY OF
PRINCIPAL.

This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.

(FRONT COVER ART)

TABLE OF CONTENTS

Fund Snapshot.......................      3

Performance Summary.................      4

Questions & Answers
   with Portfolio Management........      6

Fund Expenses Example...............      9

Investments in Securities...........     11

Financial Statements................     15

Notes to Financial Statements.......     18

Report of Independent Registered
   Public Accounting Firm...........     33

Federal Income Tax Information......     34

Board Members and Officers..........     38

Approval of Investment Management
   Services Agreement...............     42

Proxy Voting........................     44

Change in Independent Registered
   Public Accounting Firm...........     44

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.

--------------------------------------------------------------------------------

 2 RIVERSOURCE CASH MANAGEMENT FUND -- 2007 ANNUAL REPORT

FUND SNAPSHOT AT JULY 31, 2007

FUND OBJECTIVE

RiverSource Cash Management Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.

SECTOR BREAKDOWN

Percentage of portfolio assets
(PIE CHART)

COMMERCIAL PAPER                                                  CERTIFICATES OF DEPOSIT              FLOATING RATE NOTES
----------------                                                  -----------------------              -------------------
68.0%                                                                       8.9%                              23.1%

STYLE MATRIX


        DURATION
SHORT    INT.     LONG
   X                           HIGH
                              MEDIUM     QUALITY
                               LOW

Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, involve investment risks including possible loss of principal and fluctuation in value.

FUND FACTS

                        TICKER SYMBOL   INCEPTION DATE
Class A                     IDSXX          10/06/75
Class B                     ACBXX          03/20/95
Class C                     RCCXX          06/26/00
Class I                     RCIXX          03/04/04
Class R5                       --          12/11/06
Class W                     RCWXX          12/01/06
Class Y                     IDYXX          03/20/95
Total net assets                        $4.954 billion
Number of holdings                              142
WEIGHTED AVERAGE MATURITY(1)                64 days

(1) WEIGHTED AVERAGE MATURITY is the amount of time remaining before securities are due and principal must be repaid.

An Investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------

                       RIVERSOURCE CASH MANAGEMENT FUND -- 2007 ANNUAL REPORT  3

PERFORMANCE SUMMARY

                                FUND PERFORMANCE
                        For the year ended July 31, 2007

                                  (BAR CHART)

RiverSource Cash Management Fund Class A                +4.80

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. Yields will fluctuate. The seven-day current yield more closely reflects the current earnings of the Fund than the total return. The performance of other classes may vary from that shown because of differences in expenses.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                  TOTAL                   NET EXPENSES(A)
Class A                                           0.70%                        0.69%
Class B                                           1.46%                        1.35%
Class C                                           1.36%                        1.35%
Class I                                           0.38%                        0.38%
Class R5(b)                                       0.44%                        0.44%
Class W(c)                                        0.65%                        0.65%
Class Y                                           0.59%                        0.59%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses will not exceed 0.69% for Class A, 1.35% for Class B, 1.35% for Class C, 0.46% for Class I, 0.51% for Class R5, 0.76% for Class W and 0.64% for Class Y.
(b)  Inception date for Class R5 is Dec. 11, 2006.
(c)  Inception date for Class W is Dec. 1, 2006.

--------------------------------------------------------------------------------

 4 RIVERSOURCE CASH MANAGEMENT FUND -- 2007 ANNUAL REPORT

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AT JULY 31, 2007
                                                                                SINCE
WITHOUT SALES CHARGE                 1 YEAR    3 YEARS   5 YEARS   10 YEARS   INCEPTION

 Class A (inception 10/6/75)          +4.80%    +3.41%    +2.26%    +3.41%     +6.11%
 Class B (inception 3/20/95)          +4.11%    +2.73%    +1.68%    +2.73%     +3.07%
 Class C (inception 6/26/00)          +4.12%    +2.74%    +1.69%      N/A      +2.09%
 Class I (inception 3/4/04)           +5.14%    +3.77%      N/A       N/A      +3.40%
 Class R5 (inception 12/11/06)          N/A       N/A       N/A       N/A      +3.20%*
 Class W (inception 12/1/06)            N/A       N/A       N/A       N/A      +3.13%*
 Class Y (inception 3/20/95)          +4.92%    +3.54%    +2.38%    +3.48%     +3.82%

WITH SALES CHARGE

 Class B (inception 3/20/95)          -0.89%    +1.45%    +1.31%    +2.73%     +3.07%
 Class C (inception 6/26/00)          +3.12%    +2.74%    +1.69%      N/A      +2.09%

AT JUNE 30, 2007
                                                                                SINCE
WITHOUT SALES CHARGE                 1 YEAR    3 YEARS   5 YEARS   10 YEARS   INCEPTION

 Class A (inception 10/6/75)          +4.79%    +3.28%    +2.20%    +3.41%     +6.12%
 Class B (inception 3/20/95)          +4.10%    +2.61%    +1.62%    +2.73%     +3.06%
 Class C (inception 6/26/00)          +4.11%    +2.62%    +1.62%      N/A      +2.07%
 Class I (inception 3/4/04)           +5.12%    +3.64%      N/A       N/A      +3.36%
 Class R5 (inception 12/11/06)          N/A       N/A       N/A       N/A      +2.74%*
 Class W (inception 12/1/06)            N/A       N/A       N/A       N/A      +2.71%*
 Class Y (inception 3/20/95)          +4.91%    +3.41%    +2.32%    +3.47%     +3.81%

WITH SALES CHARGE

 Class B (inception 3/20/95)          -0.90%    +1.33%    +1.24%    +2.73%     +3.06%
 Class C (inception 6/26/00)          +3.11%    +2.62%    +1.62%      N/A      +2.07%

  * Not annualized.

Sales charges do not apply to Class A, Class I, Class R5, Class W and Class Y shares. Class B share performance reflects a contingent deferred sales charge
(CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Class I, Class R5 and Class Y are available to institutional investors only. Class W shares are offered through qualifying discretionary accounts.

--------------------------------------------------------------------------------

                       RIVERSOURCE CASH MANAGEMENT FUND -- 2007 ANNUAL REPORT  5

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below is the discussion of RiverSource Cash Management Fund's results and strategy for the 12 months ended July 31, 2007.

Q: How did RiverSource Cash Management Fund perform for the annual period?

A: RiverSource Cash Management Fund's Class A shares returned 4.80% for the annual period. The Fund's annualized simple yield was 4.78% and its annualized compound yield was 4.89% for the seven-day period ended July 31, 2007.* The Fund serves as a conservative, shorter-term investment choice for individuals seeking current income.

Q: What factors most significantly affected the Fund's performance?

A: Changing expectations of future Federal Reserve Board (Fed) policy, inflation readings, and the relative strength or weakness of economic growth had the greatest effect on the Fund's results. During the period, language from the Fed introduced the possibility of an interest rate cut in the future. However, the deteriorating economic picture many had painted based on data indicating a slowdown in the housing market, production cutbacks at auto makers, persistent inflation pressures and moderating economic growth did not materialize, leading most economists toward the end of the period to expect the Fed to be on hold indefinitely.

   During most of the first half of the fiscal year, the money market yield curve flattened, as short-term yields continued to move higher. Toward the end of 2006, as expectations of Fed eases were priced into the market, the money market yield curve actually inverted, meaning yields at the short-term end of the curve were higher than those at the long-term end of the curve. As the Fed easing was priced out of the market with changing economic data, the money market yield curve became positively sloped, with long-term yields higher than short-term yields. Throughout the fiscal year, we believed that the Fed was on hold for an extended period of time and positioned the Fund accordingly.

   CHANGING EXPECTATIONS OF FUTURE FEDERAL RESERVE BOARD (FED) POLICY, INFLATION READINGS, AND THE RELATIVE STRENGTH OR WEAKNESS OF ECONOMIC GROWTH HAD THE GREATEST EFFECT ON THE FUND'S RESULTS.


* The 7-day yields shown reflect more closely the earnings of the Fund than the total return. Short- term yields may be higher or lower than the figures shown.

--------------------------------------------------------------------------------

 6 RIVERSOURCE CASH MANAGEMENT FUND -- 2007 ANNUAL REPORT

QUESTIONS & ANSWERS

Q: What changes did you make to the Fund during the period?

A: Given our belief that the Fed was firmly on hold during the period, we sought to take advantage of mispricings in the market to benefit our shareholders. For example, in early August 2006, when the Fed observed its first pause following a two-year tightening cycle, we became less defensive and invested more in longer-dated fixed rate securities. These longer-dated purchases enabled the Fund to lock in higher yields vs. floating rate issues, which are reset in line with changes in market interest rates. These fixed rate securities also lengthened the Fund's average maturity from 52 days at July 31, 2006, to 62 days by the end of January 2007.

   During February and March, we allowed the Fund's average weighted maturity to roll down to 44 days. We also opportunistically added one-to-three month commercial paper and certificates of deposit to shorten the Fund's average weighted maturity. Once the yield curve became positively sloped, we opportunistically lengthened the Fund's average weighted maturity once again to 73 days to lock in the higher yields then available. As we had done earlier in the fiscal year, we carried out this strategy by replacing some floating rate issues with more longer-dated fixed rate securities. Overall, these changes made to the Fund's weighted average maturity as market conditions shifted helped the Fund's results.

   As of July 31, 2007, the average weighted maturity of the Fund was 64 days. As always, we attempted to maximize the Fund's yield without taking unnecessary risks. We continued to invest in high quality securities.

--------------------------------------------------------------------------------

                       RIVERSOURCE CASH MANAGEMENT FUND -- 2007 ANNUAL REPORT  7

QUESTIONS & ANSWERS

Q: What is the Fund's tactical view and strategy for the months ahead?

A: As always, we will continue to closely monitor economic data, Fed policy and any shifts in the money market yield curve, striving to strategically adjust our portfolio positioning accordingly. We intend to continue to focus on high quality investments with minimal credit risk while seeking competitive yields.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.

--------------------------------------------------------------------------------

 8 RIVERSOURCE CASH MANAGEMENT FUND -- 2007 ANNUAL REPORT

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads); and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended July 31, 2007.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

                       RIVERSOURCE CASH MANAGEMENT FUND -- 2007 ANNUAL REPORT  9

                              BEGINNING           ENDING         EXPENSES
                            ACCOUNT VALUE     ACCOUNT VALUE     PAID DURING     ANNUALIZED
                             FEB. 1, 2007     JULY 31, 2007    THE PERIOD(A)   EXPENSE RATIO
 Class A
   Actual(b)                    $1,000          $1,023.60          $3.41(c)         .68%
   Hypothetical
   (5% return before
   expenses)                    $1,000          $1,021.42          $3.41(c)         .68%
 Class B
   Actual(b)                    $1,000          $1,020.20          $6.76(c)        1.35%
   Hypothetical
   (5% return before
   expenses)                    $1,000          $1,018.10          $6.76(c)        1.35%
 Class C
   Actual(b)                    $1,000          $1,020.30          $6.71(c)        1.34%
   Hypothetical
   (5% return before
   expenses)                    $1,000          $1,018.15          $6.71(c)        1.34%
 Class I
   Actual(b)                    $1,000          $1,025.20          $1.86(c)         .37%
   Hypothetical
   (5% return before
   expenses)                    $1,000          $1,022.96          $1.86(c)         .37%
 Class R5
   Actual(b)                    $1,000          $1,025.20          $2.16(c)         .43%
   Hypothetical
   (5% return before
   expenses)                    $1,000          $1,022.66          $2.16(c)         .43%
 Class W
   Actual(b)                    $1,000          $1,023.60          $3.26(c)         .65%
   Hypothetical
   (5% return before
   expenses)                    $1,000          $1,021.92          $3.26(c)         .65%
 Class Y
   Actual(b)                    $1,000          $1,024.10          $2.91(c)         .58%
   Hypothetical
   (5% return before
   expenses)                    $1,000          $1,021.92          $2.91(c)         .58%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended July 31, 2007: +2.36% for Class A, +2.02% for Class B, +2.03% for Class C, +2.52% for Class I, +2.52% for Class R5, +2.36% for Class W and +2.41% for Class Y.
(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2008, unless sooner terminated at the discretion of the Fund's Board, such that net expenses will not exceed 0.69% for Class A, 1.35% for Class B, 1.35% for Class C, 0.46% for Class I, 0.51% for Class R5, 0.76% for Class W and 0.64% for Class Y. Any amounts waived will not be reimbursed by the Fund. This change was effective Aug. 1, 2007. If this change had been in place for the entire six month period ended July 31, 2007, the actual and hypothetical expenses paid for Class A, Class B, Class C, Class I, Class R5, Class W and Class Y would have been the same as those presented in the table above.

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 10 RIVERSOURCE CASH MANAGEMENT FUND -- 2007 ANNUAL REPORT

INVESTMENTS IN SECURITIES

JULY 31, 2007
(Percentages represent value of investments compared to net assets)

CERTIFICATES OF DEPOSIT (8.8%)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)
Barclays Bank
  03-17-08                           5.28%      $32,000,000(b)          $31,997,276
  05-30-08                           5.28        40,000,000              40,000,000
Credit Suisse NY
  01-14-08                           5.15        34,000,000              34,000,000
  02-26-08                           5.33        73,000,000(b)           73,000,000
  06-16-08                           5.41        42,000,000              42,000,000
Deutsche Bank
  10-10-07                           5.22        40,000,000              40,000,000
  04-14-08                           5.26        40,000,000              40,000,000
Deutsche Bank NY
  05-22-08                           5.31        50,000,000              50,000,000
Natixis
  03-31-08                           5.40        50,000,000(b)           50,000,000
  04-02-08                           5.40        36,500,000(b)           36,495,292
-----------------------------------------------------------------------------------

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $437,492,568)                                                   $437,492,568
-----------------------------------------------------------------------------------

FLOATING RATE NOTES (22.8%)(b)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)
Bank of Ireland
  08-15-08                           5.36%      $50,000,000             $50,000,000
Bank of New York
  08-11-08                           5.29        40,000,000              40,000,000
Bear Stearns Companies
  10-05-07                           5.33        45,000,000              45,000,000
  07-14-08                           5.38        25,000,000              25,000,000
  07-25-08                           5.38        30,000,000              30,000,000
Cullinan Finance
  03-28-08                           5.32        37,000,000              36,996,341
  04-28-08                           5.32        31,000,000              30,996,566

FLOATING RATE NOTES (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)
DEPFA Bank
  06-13-08                           5.42%      $50,000,000             $50,000,000
General Electric Capital
  08-22-08                           5.30        10,000,000              10,000,000
Goldman Sachs Group
  08-14-08                           5.37        25,000,000              25,000,000
HSBC Finance
  08-22-08                           5.37        25,000,000              25,000,000
Irish Life & Permanent
  08-20-08                           5.34        35,000,000              34,998,146
Lehman Brothers
  08-26-08                           5.35        40,000,000              40,000,000
Lloyds TSB Group
  08-05-08                           5.32        40,000,000              40,000,000
Merrill Lynch & Co
  08-14-08                           5.33        30,000,000              30,000,000
  08-15-08                           5.30        40,000,000              40,000,000
  08-22-08                           5.31        48,000,000              48,000,000
MetLife Global Funding I
  07-21-08                           5.31        30,000,000              30,000,000
Natexis Banques Populaires
  08-07-08                           5.35        30,000,000              30,000,000
  08-15-08                           5.33        27,000,000              27,000,000
Northern Rock
  07-08-08                           5.45        59,300,000              59,300,000
  08-01-08                           5.38        15,000,000              15,000,000
Sedna Finance
  09-20-07                           5.33        78,000,000              77,999,466
  01-18-08                           5.32        42,000,000              41,998,044


                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

                      RIVERSOURCE CASH MANAGEMENT FUND -- 2007 ANNUAL REPORT  11

FLOATING RATE NOTES (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)
Skandinaviska Enskilda Banken
  08-08-08                           5.32%      $20,000,000             $20,000,000
  08-15-08                           5.34        30,000,000              30,000,000
  08-22-08                           5.33        43,000,000              43,000,000
Wells Fargo Bank
  08-01-08                           5.33        20,000,000              20,000,000
Westpac Banking
  07-10-08                           5.42        59,300,000              59,300,000
White Pine Finance LLC
  02-25-08                           5.36        35,000,000              35,003,221
  03-20-08                           5.28        40,000,000              39,994,929
-----------------------------------------------------------------------------------

TOTAL FLOATING RATE NOTES
(Cost: $1,129,586,713)                                               $1,129,586,713
-----------------------------------------------------------------------------------

COMMERCIAL PAPER (67.3%)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)
ASSET-BACKED (62.6%)
Amsterdam Funding
  08-14-07                           4.98%      $13,000,000(c)      $    12,975,213
Asscher Finance
  08-09-07                           4.77        34,700,000              34,659,208
Axon Financial Funding LLC
  10-01-07                           5.30        25,800,000              25,569,832
  10-04-07                           5.31        40,000,000              39,625,244
  10-18-07                           5.33        18,600,000              18,388,022
BA Credit Card Trust
  08-01-07                           5.38        30,000,000(c)           30,000,000
  08-02-07                           2.66        37,900,000(c)           37,894,483
  08-07-07                           4.56        40,000,000(c)           39,965,067
  08-08-07                           4.71        25,000,000(c)           24,974,236
  09-19-07                           5.28        11,060,000(c)           10,980,591
  10-03-07                           5.31        37,100,000(c)           36,757,845
CAFCO LLC
  08-23-07                           5.14         2,000,000(c)            1,993,547

COMMERCIAL PAPER (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)
ASSET-BACKED (CONT.)
Chariot Funding LLC
  08-13-07                           4.95%      $10,000,000(c)      $     9,982,400
  08-27-07                           5.19        42,700,000(c)           42,536,554
  09-18-07                           5.26        20,600,000(c)           20,455,525
CHARTA LLC
  09-13-07                           5.23        28,700,000(c)           28,520,027
Chesham Finance LLC
  09-04-07                           5.22        49,800,000              49,551,899
  10-03-07                           5.31        30,000,000              29,723,325
  10-11-07                           5.24        80,000,000              79,181,132
  10-19-07                           5.24        33,000,000              32,625,606
Cheyne Finance LLC
  08-03-07                           3.55        20,000,000              19,994,167
  09-13-07                           5.24        27,000,000              26,830,365
  09-19-07                           5.27        20,600,000              20,452,235
  10-18-07                           5.24        23,000,000              22,741,863
Citibank Credit Card Issue Trust
 (Dakota Nts)
  08-21-07                           5.07        26,000,000(c)           25,924,311
  09-21-07                           5.29        68,000,000(c)           67,491,360
  10-24-07                           5.34        80,000,000(c)           79,018,132
Citigroup Funding
  08-17-07                           5.01        35,000,000              34,918,489
  09-17-07                           5.26        40,000,000              39,725,311
  10-15-07                           5.31        43,950,000              43,469,297
  10-23-07                           5.32        46,400,000              45,838,367
  10-26-07                           5.34        38,000,000              37,522,509
CRC Funding LLC
  08-01-07                           5.39        32,000,000(c)           32,000,000
  08-15-07                           4.98        40,000,000(c)           39,918,256
  08-21-07                           5.13        20,000,000(c)           19,941,111
  10-23-07                           5.32        28,000,000(c)           27,661,083
Cullinan Finance
  04-25-08                           5.32        40,000,000              40,000,000
Deer Valley Funding LLC
  08-20-07                           5.08        59,100,000              58,935,932
  09-11-07                           5.25        42,000,000              41,747,918
  10-12-07                           5.34        45,000,000              44,524,800
Dorada Finance
  09-12-07                           5.22        31,000,000              30,810,668

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 12 RIVERSOURCE CASH MANAGEMENT FUND -- 2007 ANNUAL REPORT

COMMERCIAL PAPER (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)
ASSET-BACKED (CONT.)
Ebury Finance LLC
  08-01-07                           5.45%      $40,000,000         $    40,000,000
  09-05-07                           5.22        47,000,000              46,759,190
  09-14-07                           5.31        25,000,000              24,837,444
  10-05-07                           5.32        46,300,000              45,858,607
  10-09-07                           5.33        50,000,000              49,494,000
Fairway Finance LLC
  08-06-07                           4.48        63,000,000(c)           62,953,625
Five Finance
  08-30-07                           5.17        30,000,000              29,873,125
  09-07-07                           5.21        20,000,000              19,892,083
Galaxy Funding
  08-10-07                           4.78        10,000,000(c)            9,986,913
  08-16-07                           4.99        52,000,000(c)           51,886,467
Gemini Securitization
  08-28-07                           5.15        56,000,000(c)           55,779,500
  09-06-07                           5.21        20,000,000(c)           19,895,000
  09-07-07                           5.21        45,000,000(c)           44,757,188
  09-10-07                           5.22        17,100,000(c)           17,000,250
  10-10-07                           5.30        32,000,000(c)           31,673,333
Grampian Funding LLC
  08-23-07                           5.13         9,700,000(c)            9,668,731
  11-16-07                           5.28        35,000,000(c)           34,461,136
Jupiter Securitization LLC
  08-07-07                           4.61        41,200,000(c)           41,163,607
  08-13-07                           4.97        16,000,000(c)           15,971,733
K2 (USA) LLC
  04-21-08                           5.27        45,000,000              45,000,000
Kitty Hawk Funding
  08-30-07                           5.22        47,210,000(c)           47,008,440
  09-17-07                           5.25        22,000,000(c)           21,849,065
Nelnet Student Asset Funding LLC
  08-23-07                           5.17        19,000,000              18,938,345
  08-29-07                           5.22        40,000,000              39,834,800
  09-13-07                           5.28        30,000,000              29,810,263
  09-17-07                           5.32        19,800,000              19,662,478
Park Avenue Receivables
  08-22-07                           5.10        45,000,000              44,862,188

COMMERCIAL PAPER (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)
ASSET-BACKED (CONT.)
Park Granada LLC
  08-14-07                           4.98%      $41,600,000(c)      $    41,520,683
  08-14-07                           5.00        24,057,000(c)           24,010,957
  08-31-07                           5.20        36,400,000(c)           36,239,840
Park Sienna LLC
  08-13-07                           5.04        28,800,000(c)           28,748,400
Ranger Funding LLC
  08-14-07                           4.98        39,980,000(c)           39,903,771
  08-21-07                           5.10        35,000,000(c)           34,897,625
  08-24-07                           5.14         5,300,000(c)            5,282,155
  09-18-07                           5.26        50,000,000(c)           49,649,667
Scaldis Capital LLC
  08-27-07                           5.16        22,764,000(c)           22,677,358
  09-11-07                           5.23        17,400,000(c)           17,295,963
  09-28-07                           5.29        15,000,000(c)           14,872,883
Sigma Finance
  04-18-08                           5.27        45,000,000              45,000,000
  04-23-08                           5.30        60,000,000              60,000,000
  06-06-08                           5.33        40,000,000              39,998,306
Solitaire Funding LLC
  08-17-07                           5.05         3,000,000(c)            2,992,967
  09-04-07                           5.19        40,000,000(c)           39,801,856
  10-25-07                           5.33        40,000,000(c)           39,503,694
  11-28-07                           5.31        36,900,000(c)           36,266,950
Thames Asset Global Securities #1
  08-28-07                           5.13         3,650,000(c)            3,635,683
  09-20-07                           5.28        19,000,000(c)           18,860,931
Thunder Bay Funding LLC
  08-24-07                           5.15        40,000,000(c)           39,865,067
Variable Funding Capital
  09-05-07                           5.20        18,500,000(c)           18,405,573
Whistlejacket Capital LLC
  09-26-07                           5.31        32,555,000              32,287,109
  11-29-07                           5.32        32,000,000              31,445,333
White Pine Finance LLC
  09-12-07                           5.26        35,000,000              34,784,400
  10-22-07                           5.25        18,000,000              17,787,620
                                                                    ---------------
Total                                                                 3,100,438,232
-----------------------------------------------------------------------------------


                            See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

                      RIVERSOURCE CASH MANAGEMENT FUND -- 2007 ANNUAL REPORT  13

COMMERCIAL PAPER (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)

BANKING (3.2%)
Bank of America
  08-10-07                           4.77%      $17,000,000             $16,977,794
  10-09-07                           5.30        38,000,000              37,617,989
  10-25-07                           5.27        21,700,000              21,433,828
UBS Finance (Delaware) LLC
  10-12-07                           5.31        40,000,000              39,580,000
UBS Stamford
  11-28-07                           5.21        42,000,000              42,000,000
                                                                    ---------------
Total                                                                   157,609,611
-----------------------------------------------------------------------------------

COMMERCIAL PAPER (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)

NON CAPTIVE DIVERSIFIED (1.5%)
General Electric Capital
  11-26-07                           5.30%      $35,000,000             $34,410,775
General Electric Capital Services
  10-17-07                           5.29        41,000,000              40,541,358
                                                                    ---------------
Total                                                                    74,952,133
-----------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
(Cost: $3,332,999,976)                                               $3,332,999,976
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,900,079,257)(d)                                            $4,900,079,257
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on July 31, 2007. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(c) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, the value of these securities amounted to $1,567,476,752 or 31.6% of net assets.

(d) Also represents the cost of securities for federal income tax purposes at July 31, 2007.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 14 RIVERSOURCE CASH MANAGEMENT FUND -- 2007 ANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2007

ASSETS
Investments in securities, at value (Note 1)
   (identified cost $4,900,079,257)                           $4,900,079,257
Cash in bank on demand deposit                                    16,815,038
Capital shares receivable                                         50,551,951
Accrued interest receivable                                       15,313,846
----------------------------------------------------------------------------
Total assets                                                   4,982,760,092
----------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                  3,805,277
Capital shares payable                                            24,098,414
Accrued investment management services fee                            38,447
Accrued distribution fee                                              14,635
Accrued transfer agency fee                                           19,563
Accrued administrative services fee                                    6,424
Accrued plan administration services fee                                 179
Other accrued expenses                                               400,096
----------------------------------------------------------------------------
Total liabilities                                                 28,383,035
----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock            $4,954,377,057
============================================================================
REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                      $   49,544,496
Additional paid-in capital                                     4,904,828,489
Accumulated net realized gain (loss) (Note 5)                          4,072
----------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                              $4,954,377,057
============================================================================

Net assets applicable to outstanding
   shares:                                  Class A                           $4,662,135,661
                                            Class B                           $   75,691,552
                                            Class C                           $    3,601,400
                                            Class I                           $   49,244,173
                                            Class R5                          $        4,999
                                            Class W                           $  120,154,895
                                            Class Y                           $   43,544,377
Net asset value per share of outstanding
   capital stock:                           Class A shares   4,661,926,326    $         1.00
                                            Class B shares      75,887,752    $         1.00
                                            Class C shares       3,602,252    $         1.00
                                            Class I shares      49,241,684    $         1.00
                                            Class R5 shares          5,000    $         1.00
                                            Class W shares     120,156,352    $         1.00
                                            Class Y shares      43,630,241    $         1.00
--------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                      RIVERSOURCE CASH MANAGEMENT FUND -- 2007 ANNUAL REPORT  15

STATEMENT OF OPERATIONS
YEAR ENDED JULY 31, 2007

INVESTMENT INCOME
Income:
Interest                                                      $235,153,052
--------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                              12,713,351
Distribution fee
   Class A                                                       4,173,165
   Class B                                                         726,794
   Class C                                                          20,932
   Class W                                                          20,714
Transfer agency fee
   Class A                                                       9,102,955
   Class B                                                         222,192
   Class C                                                           6,306
   Class R5                                                              2
   Class W                                                          41,428
   Class Y                                                          81,421
Administrative services fees and expenses                        2,141,669
Plan administration services fee -- Class Y                         53,626
Compensation of board members                                       78,071
Custodian fees                                                     329,842
Printing and postage                                               892,600
Registration fees                                                  587,800
Professional fees                                                   90,880
Other                                                              107,306
--------------------------------------------------------------------------
Total expenses                                                  31,391,054
   Earnings and bank fee credits on cash balances (Note 2)      (1,227,437)
--------------------------------------------------------------------------
Total net expenses                                              30,163,617
--------------------------------------------------------------------------
Investment income (loss) -- net                                204,989,435
--------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on security transactions (Note 3)           4,073
--------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                 $204,993,508
==========================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 16 RIVERSOURCE CASH MANAGEMENT FUND -- 2007 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED JULY 31,                                        2007               2006
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                       $   204,989,435    $   128,901,741
Net realized gain (loss) on investments                         4,073                 --
Reimbursement from affiliate                                       --          2,228,011
----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                             204,993,508        131,129,752
----------------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income
      Class A                                            (195,775,646)      (120,543,466)
      Class B                                              (3,904,861)        (3,346,291)
      Class C                                                (112,970)           (67,050)
      Class I                                              (2,824,863)        (1,312,882)
      Class R5                                                   (156)               N/A
      Class W                                                (926,030)               N/A
      Class Y                                              (3,214,417)        (4,098,348)
----------------------------------------------------------------------------------------
Total distributions                                      (206,758,943)      (129,368,037)
----------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS AT CONSTANT $1 NET ASSET VALUE
Proceeds from sales
   Class A shares (Note 2)                              6,798,412,383      5,730,467,995
   Class B shares                                         139,418,982        192,945,487
   Class C shares                                           5,923,860          5,371,287
   Class I shares                                          55,056,992         79,544,919
   Class R5 shares                                         20,831,219                N/A
   Class W shares                                               5,000                N/A
   Class Y shares                                         140,775,465         34,687,539
Reinvestment of distributions at net asset value
   Class A shares                                         189,464,296        115,652,944
   Class B shares                                           3,701,794          3,099,540
   Class C shares                                             104,891             61,435
   Class I shares                                           2,820,353          1,268,943
   Class W shares                                             839,625                N/A
   Class Y shares                                           3,235,937          4,049,831
Payments for redemptions
   Class A shares                                      (6,016,286,218)    (5,209,174,714)
   Class B shares (Note 2)                               (170,355,522)      (222,366,108)
   Class C shares (Note 2)                                 (4,931,190)        (5,098,008)
   Class I shares                                         (71,939,753)       (29,609,173)
   Class W shares                                         (64,180,397)               N/A
   Class Y shares                                         (21,458,738)       (94,609,608)
----------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                         1,011,438,979        606,292,309
----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                 1,009,673,544        608,054,024
Net assets at beginning of year                         3,944,703,513      3,336,649,489
----------------------------------------------------------------------------------------
Net assets at end of year                             $ 4,954,377,057    $ 3,944,703,513
========================================================================================
Undistributed net investment income                   $            --    $     1,769,508
----------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                      RIVERSOURCE CASH MANAGEMENT FUND -- 2007 ANNUAL REPORT  17

NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource Money Market Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) (the 1940 Act) as a diversified, open-end management investment company. RiverSource Money Market Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in money market instruments.

The Fund offers Class A, Class B, Class C, Class I and Class Y shares.

-  Class A shares have no sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class Y shares have no sales charge and are offered only to qualifying institutional investors.

At July 31, 2007, Ameriprise Financial, Inc. (Ameriprise Financial), the parent company of RiverSource Investments, LLC (the Investment Manager) and the affiliated funds-of-funds owned 100% of Class I shares.

Effective Dec. 11, 2006, the Fund offers an additional class of shares, Class R5, to certain institutional investors. Class R5 shares are sold without a front-end sales charge or CDSC. At July 31, 2007, Ameriprise Financial owned 100% of Class R5 shares.

Effective Dec. 1, 2006, the Fund offers an additional class of shares, Class W, through qualifying discretionary accounts. Class W shares are sold without a front-end sales charge or CDSC.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

--------------------------------------------------------------------------------

 18 RIVERSOURCE CASH MANAGEMENT FUND -- 2007 ANNUAL REPORT

VALUATION OF SECURITIES

Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

The tax character of distributions paid for the years indicated is as follows:

YEAR ENDED JULY 31,                                 2007            2006
----------------------------------------------------------------------------
CLASS A
Distributions paid from:
      Ordinary income.......................    $195,775,646    $120,543,466
      Long-term capital gain................              --              --
CLASS B
Distributions paid from:
      Ordinary income.......................       3,904,861       3,346,291
      Long-term capital gain................              --              --
CLASS C
Distributions paid from:
      Ordinary income.......................         112,970          67,050
      Long-term capital gain................              --              --

--------------------------------------------------------------------------------

                      RIVERSOURCE CASH MANAGEMENT FUND -- 2007 ANNUAL REPORT  19

YEAR ENDED JULY 31,                                 2007            2006
----------------------------------------------------------------------------
CLASS I
Distributions paid from:
      Ordinary income.......................    $  2,824,863    $  1,312,882
      Long-term capital gain................              --              --
CLASS R5*
Distributions paid from:
      Ordinary income.......................             156             N/A
      Long-term capital gain................              --             N/A
CLASS W**
Distributions paid from:
      Ordinary income.......................         926,030             N/A
      Long-term capital gain................              --             N/A
CLASS Y
Distributions paid from:
      Ordinary income.......................       3,214,417       4,098,348
      Long-term capital gain................              --              --

 * For the period from Dec. 11, 2006 (inception date) to July 31, 2007. ** For the period from Dec. 1, 2006 (inception date) to July 31, 2007.

At July 31, 2007, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income...............................    $3,806,137
Undistributed accumulated long-term gain....................    $    9,766
Accumulated realized loss...................................    $   (6,554)
Unrealized appreciation (depreciation)......................    $       --

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the FASB issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods,

--------------------------------------------------------------------------------

 20 RIVERSOURCE CASH MANAGEMENT FUND -- 2007 ANNUAL REPORT disclosure, and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of the Fund are being evaluated to determine the impact, if any, to the Fund. The adoption of FIN 48 is not anticipated to have a material impact on the Fund.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount, is recognized daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.33% to 0.15% annually as the Fund's assets increase. The management fee for the year ended July 31, 2007 was 0.29% of the Fund's average daily net assets.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase.

Other expenses in the amount of $44,873 are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board.

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Professional fees included fees paid by the Fund for legal services and independent registered public accounting firm services.

--------------------------------------------------------------------------------

                      RIVERSOURCE CASH MANAGEMENT FUND -- 2007 ANNUAL REPORT  21

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $22.00

-  Class B $23.00

-  Class C $22.50

Effective Dec. 11, 2006, the fee structure under the Transfer Agency Agreement was revised from an account-based fee to an asset-based fee for Class Y. The Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class Y shares. Prior to Dec. 11, 2006, the Fund paid the Transfer Agent an annual account-based fee of $20.00 per shareholder account.

In addition, the Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% and 0.20% of the Fund's average daily net assets attributable to Class R5 and Class W shares, respectively.

Prior to Dec. 11, 2006, Class I paid a transfer agency fee at an annual rate per shareholder account of $1. Effective Dec. 11, 2006, this fee was eliminated.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. and RiverSource Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.10% of the Fund's average daily net assets attributable to Class A and Class W shares and a fee at an annual rate of up to 0.85% and 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares, respectively. At July 31, 2007, the Fund paid an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares.

Effective Dec. 11, 2006, a Plan Administration Services Agreement was adopted for Class Y. The fee is calculated at a rate of 0.15% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $433,336 for Class B and $4,056 for Class C for the year ended July 31, 2007.

The Investment Manager and its affiliates contractually agreed to waive certain fees and expenses until July 31, 2007, such that net expenses would not exceed 0.73% for Class A, 1.38% for Class B, 1.39% for Class C, 0.53% for Class I, 0.51% for Class R5, 0.76% for Class W and 0.60% for Class Y of the Fund's average daily net assets. For the year ended July 31, 2007, the waiver was not

--------------------------------------------------------------------------------

 22 RIVERSOURCE CASH MANAGEMENT FUND -- 2007 ANNUAL REPORT invoked since the Fund's expenses were below the cap amount. Effective Aug. 1, 2007, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses such that net expenses will not exceed 0.69% for Class A, 1.35% for Class B, 1.35% for Class C, 0.46% for Class I, 0.51% for Class R5, 0.76% for Class W and 0.64% for Class Y of the Fund's average daily net assets, until July 31, 2008, unless sooner terminated at the discretion of the Board.

During the year ended July 31, 2007, the Fund's custodian and transfer agency fees were reduced by $1,227,437 as a result of earnings and bank fee credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities aggregated $20,853,855,083 and $19,877,639,380, respectively, for the year ended July 31,
2007. Realized gains and losses are determined on an identified cost basis.

4. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 19, 2006. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Prior to this agreement, the Fund paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. The Fund had no borrowings under the facility outstanding during the year ended July 31, 2007.

5. POST-OCTOBER LOSS

For federal income tax purposes, the Fund had a post-October loss of $6,554 at July 31, 2007.

--------------------------------------------------------------------------------

                      RIVERSOURCE CASH MANAGEMENT FUND -- 2007 ANNUAL REPORT  23

6. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs may file a notice of appeal with the Eighth Circuit Court of Appeals within 30 days from the date of judgment.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and

--------------------------------------------------------------------------------

 24 RIVERSOURCE CASH MANAGEMENT FUND -- 2007 ANNUAL REPORT whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

                      RIVERSOURCE CASH MANAGEMENT FUND -- 2007 ANNUAL REPORT  25

7. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,               2007           2006           2005           2004           2003
Net asset value, beginning of period      $1.00          $1.00          $1.00          $1.00          $1.00
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .05(b)         .04            .02             --            .01
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.05)          (.04)          (.02)            --           (.01)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $1.00          $1.00          $1.00          $1.00          $1.00
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                               $4,662         $3,692         $3,054         $3,680         $4,649
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c)                             .70%           .75%(d)        .80%           .78%           .69%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              4.65%          3.75%          1.58%           .35%           .78%
-----------------------------------------------------------------------------------------------------------
Total return(e)                           4.80%          3.82%(f)       1.63%           .35%           .77%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using average shares outstanding method.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 0.83% for the year ended July 31, 2006.
(e)  Total return does not reflect payment of a sales charge.
(f) The Fund received a one time payment by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. Had the Fund not received this payment, the total return would have been lower by 0.06%.

--------------------------------------------------------------------------------

 26 RIVERSOURCE CASH MANAGEMENT FUND -- 2007 ANNUAL REPORT

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,    2007                 2006           2005           2004           2003
Net asset value, beginning of
 period                           $1.00             $1.00          $1.00          $1.00          $1.00
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)        .04(b)            .03            .01             --             --
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                            (.04)             (.03)          (.01)            --             --
------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                           $1.00             $1.00          $1.00          $1.00          $1.00
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                          $76              $103           $129           $180           $278
------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c)              1.36%             1.40%(d)       1.44%(d)       1.07%(d)       1.26%(d)
------------------------------------------------------------------------------------------------------
Ratio of net investment
 income (loss) to average
 daily net assets                 3.98%             3.05%           .91%           .05%           .21%
------------------------------------------------------------------------------------------------------
Total return(e)                   4.11%             3.14%(f)        .98%           .06%           .20%
------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using average shares outstanding method.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.49%, 1.45%, 1.43% and 1.38% for the years ended July 31, 2006, 2005, 2004 and 2003, respectively.
(e)  Total return does not reflect payment of a sales charge.
(f) The Fund received a one time payment by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. Had the Fund not received this payment, the total return would have been lower by 0.06%.

--------------------------------------------------------------------------------

                      RIVERSOURCE CASH MANAGEMENT FUND -- 2007 ANNUAL REPORT  27

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,            2007              2006           2005           2004           2003
Net asset value, beginning of period      $1.00          $1.00          $1.00          $1.00          $1.00
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .04(b)         .03            .01             --             --
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.04)          (.03)          (.01)            --             --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $1.00          $1.00          $1.00          $1.00          $1.00
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $4             $3             $2             $3             $4
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(c)                            1.36%          1.41%(d)       1.44%(d)       1.07%(d)       1.27%(d)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              4.00%          3.05%           .91%           .06%           .21%
-----------------------------------------------------------------------------------------------------------
Total return(e)                           4.12%          3.14%(f)        .98%           .06%           .20%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using average shares outstanding method.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.49%, 1.45%, 1.43% and 1.38% for the years ended July 31, 2006, 2005, 2004 and 2003, respectively.
(e)  Total return does not reflect payment of a sales charge.
(f) The Fund received a one time payment by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. Had the Fund not received this payment, the total return would have been lower by 0.06%.

--------------------------------------------------------------------------------

 28 RIVERSOURCE CASH MANAGEMENT FUND -- 2007 ANNUAL REPORT

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,            2007              2006           2005        2004(B)
Net asset value, beginning of period      $1.00          $1.00          $1.00          $1.00
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .05(c)         .04            .02             --
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.05)          (.04)          (.02)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $1.00          $1.00          $1.00          $1.00
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $49            $63            $12             $4
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(d)                             .38%           .42%           .39%           .43%(e)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              4.97%          4.42%          2.21%           .77%(e)
-----------------------------------------------------------------------------------------------------------
Total return(f)                           5.14%          4.16%(g)       2.04%           .30%(h)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from March 4, 2004 (inception date) to July 31, 2004.
(c) Per share amounts have been calculated using average shares outstanding method.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g) The Fund received a one time payment by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. Had the Fund not received this payment, the total return would have been lower by 0.06%.
(h)  Not annualized.

--------------------------------------------------------------------------------

                      RIVERSOURCE CASH MANAGEMENT FUND -- 2007 ANNUAL REPORT  29

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2007(B)
Net asset value, beginning of period      $1.00
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .03(c)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.03)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $1.00
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $--
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(d)                             .44%(e)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              4.90%(e)
-----------------------------------------------------------------------------------------------------------
Total return(f)                           3.20%(g)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  From the period from Dec. 11, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using average shares outstanding method.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

--------------------------------------------------------------------------------

 30 RIVERSOURCE CASH MANAGEMENT FUND -- 2007 ANNUAL REPORT

CLASS W

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,           2007(B)
Net asset value, beginning of period      $1.00
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .03(c)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.03)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $1.00
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $120
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(d)                             .65%(e)
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets              4.46%(e)
-----------------------------------------------------------------------------------------------------------
Total return(f)                           3.13%(g)
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  From the period from Dec. 1, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using average shares outstanding method.
(d) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(e)  Adjusted to an annual basis.
(f)  Total return does not reflect payment of a sales charge.
(g)  Not annualized.

--------------------------------------------------------------------------------

                      RIVERSOURCE CASH MANAGEMENT FUND -- 2007 ANNUAL REPORT  31

CLASS Y

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JULY 31,                2007              2006           2005           2004           2003
Net asset value, beginning of period          $1.00          $1.00          $1.00          $1.00          $1.00
---------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    .05(b)         .04            .02             --            .01
---------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income           (.05)          (.04)          (.02)            --           (.01)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $1.00          $1.00          $1.00          $1.00          $1.00
---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $44            $84           $140           $209           $262
---------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
 assets(c)                                     .59%           .62%(d)        .66%           .65%           .62%
---------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
 average daily net assets                     4.75%          3.78%          1.55%           .47%           .82%
---------------------------------------------------------------------------------------------------------------
Total return(e)                               4.92%          3.95%(f)       1.76%           .48%           .85%
---------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using average shares outstanding method.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.
(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class Y would have been 0.68% for the year ended July 31, 2006.
(e)  Total return does not reflect payment of a sales charge.
(f) The Fund received a one time payment by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. Had the Fund not received this payment, the total return would have been lower by 0.06%.

--------------------------------------------------------------------------------

 32 RIVERSOURCE CASH MANAGEMENT FUND -- 2007 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF RIVERSOURCE CASH MANAGEMENT FUND:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of RiverSource Cash Management Fund (the Fund), as of July 31, 2007, and the related statement of operations, statement of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial statements and financial highlights of the Fund for the periods presented through July 31, 2006, were audited by other auditors whose report dated September 20, 2006, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2007, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource Cash Management Fund at July 31, 2007, the results of its operations, changes in its net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

                                                             Ernst & Young LLP
Minneapolis, Minnesota
September 20, 2007

--------------------------------------------------------------------------------

                      RIVERSOURCE CASH MANAGEMENT FUND -- 2007 ANNUAL REPORT  33

FEDERAL INCOME TAX INFORMATION

(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

Fiscal year ended July 31, 2007

CLASS A

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............           0.00%
      Dividends Received Deduction for corporations.........           0.00%

PAYABLE DATE                                                       PER SHARE
Aug. 28, 2006...............................................        $0.00433
Sept. 25, 2006..............................................         0.00368
Oct. 26, 2006...............................................         0.00403
Nov. 27, 2006...............................................         0.00410
Dec. 27, 2006...............................................         0.00375
Jan. 23, 2007...............................................         0.00338
Feb. 23, 2007...............................................         0.00401
March 26, 2007..............................................         0.00402
April 25, 2007..............................................         0.00386
May 25, 2007................................................         0.00387
June 25, 2007...............................................         0.00398
July 25, 2007...............................................         0.00389
Total distributions.........................................        $0.04690

CLASS B

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............           0.00%
      Dividends Received Deduction for corporations.........           0.00%

PAYABLE DATE                                                       PER SHARE
Aug. 28, 2006...............................................        $0.00374
Sept. 25, 2006..............................................         0.00317
Oct. 26, 2006...............................................         0.00347
Nov. 27, 2006...............................................         0.00353
Dec. 27, 2006...............................................         0.00320
Jan. 23, 2007...............................................         0.00288
Feb. 23, 2007...............................................         0.00344
March 26, 2007..............................................         0.00345
April 25, 2007..............................................         0.00331
May 25, 2007................................................         0.00332
June 25, 2007...............................................         0.00338
July 25, 2007...............................................         0.00333
Total distributions.........................................        $0.04022

--------------------------------------------------------------------------------

 34 RIVERSOURCE CASH MANAGEMENT FUND -- 2007 ANNUAL REPORT

CLASS C

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............           0.00%
      Dividends Received Deduction for corporations.........           0.00%

PAYABLE DATE                                                       PER SHARE
Aug. 28, 2006...............................................        $0.00373
Sept. 25, 2006..............................................         0.00317
Oct. 26, 2006...............................................         0.00347
Nov. 27, 2006...............................................         0.00353
Dec. 27, 2006...............................................         0.00321
Jan. 23, 2007...............................................         0.00289
Feb. 23, 2007...............................................         0.00345
March 26, 2007..............................................         0.00347
April 25, 2007..............................................         0.00332
May 25, 2007................................................         0.00333
June 25, 2007...............................................         0.00341
July 25, 2007...............................................         0.00335
Total distributions.........................................        $0.04033

CLASS I

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............           0.00%
      Dividends Received Deduction for corporations.........           0.00%

PAYABLE DATE                                                       PER SHARE
Aug. 28, 2006...............................................        $0.00463
Sept. 25, 2006..............................................         0.00391
Oct. 26, 2006...............................................         0.00431
Nov. 27, 2006...............................................         0.00440
Dec. 27, 2006...............................................         0.00401
Jan. 23, 2007...............................................         0.00361
Feb. 23, 2007...............................................         0.00428
March 26, 2007..............................................         0.00428
April 25, 2007..............................................         0.00412
May 25, 2007................................................         0.00412
June 25, 2007...............................................         0.00427
July 25, 2007...............................................         0.00413
Total distributions.........................................        $0.05007

--------------------------------------------------------------------------------

                      RIVERSOURCE CASH MANAGEMENT FUND -- 2007 ANNUAL REPORT  35

CLASS R5

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............           0.00%
      Dividends Received Deduction for corporations.........           0.00%

PAYABLE DATE                                                       PER SHARE
Dec. 27, 2006...............................................         0.00200
Jan. 23, 2007...............................................         0.00356
Feb. 23, 2007...............................................         0.00422
March 26, 2007..............................................         0.00423
April 25, 2007..............................................         0.00407
May 25, 2007................................................         0.00408
June 25, 2007...............................................         0.00422
July 25, 2007...............................................         0.00408
Total distributions.........................................        $0.03046

CLASS W

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............           0.00%
      Dividends Received Deduction for corporations.........           0.00%

PAYABLE DATE                                                       PER SHARE
Dec. 27, 2006...............................................         0.00321
Jan. 23, 2007...............................................         0.00337
Feb. 23, 2007...............................................         0.00402
March 26, 2007..............................................         0.00389
April 25, 2007..............................................         0.00383
May 25, 2007................................................         0.00386
June 25, 2007...............................................         0.00400
July 25, 2007...............................................         0.00387
Total distributions.........................................        $0.03005

--------------------------------------------------------------------------------

 36 RIVERSOURCE CASH MANAGEMENT FUND -- 2007 ANNUAL REPORT

CLASS Y

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............           0.00%
      Dividends Received Deduction for corporations.........           0.00%

PAYABLE DATE                                                       PER SHARE
Aug. 28, 2006...............................................        $0.00445
Sept. 25, 2006..............................................         0.00377
Oct. 26, 2006...............................................         0.00414
Nov. 27, 2006...............................................         0.00422
Dec. 27, 2006...............................................         0.00390
Jan. 23, 2007...............................................         0.00346
Feb. 23, 2007...............................................         0.00410
March 26, 2007..............................................         0.00411
April 25, 2007..............................................         0.00394
May 25, 2007................................................         0.00395
June 25, 2007...............................................         0.00405
July 25, 2007...............................................         0.00395
Total distributions.........................................        $0.04804

--------------------------------------------------------------------------------

                      RIVERSOURCE CASH MANAGEMENT FUND -- 2007 ANNUAL REPORT  37

BOARD MEMBERS AND OFFICERS

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.

The following is a list of the Fund's Board members. Each member oversees 102 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.

INDEPENDENT BOARD MEMBERS

NAME,                    POSITION HELD
ADDRESS,                 WITH FUND AND      PRINCIPAL OCCUPATION                 OTHER
AGE                      LENGTH OF SERVICE  DURING PAST FIVE YEARS               DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
Kathleen Blatz           Board member       Chief Justice, Minnesota Supreme
901 S. Marquette Ave.    since 2006         Court, 1998-2005
Minneapolis, MN 55402
Age 53
-----------------------------------------------------------------------------------------------------
Arne H. Carlson          Board member       Chair, RiverSource Funds,
901 S. Marquette Ave.    since 1999         1999-2006; former Governor of
Minneapolis, MN 55402                       Minnesota
Age 73
-----------------------------------------------------------------------------------------------------
Pamela G. Carlton        Board member       President, Springboard -- Partners
901 S. Marquette Ave.    since 2007         in Cross Cultural Leadership
Minneapolis, MN 55402                       (consulting company)
Age 52
-----------------------------------------------------------------------------------------------------
Patricia M. Flynn        Board member       Trustee Professor of Economics and
901 S. Marquette Ave.    since 2004         Management, Bentley College; former
Minneapolis, MN 55402                       Dean, McCallum Graduate School of
Age 56                                      Business, Bentley College
-----------------------------------------------------------------------------------------------------
Anne P. Jones            Board member       Attorney and Consultant
901 S. Marquette Ave.    since 1985
Minneapolis, MN 55402
Age 72
-----------------------------------------------------------------------------------------------------
Jeffrey Laikind, CFA     Board member       Former Managing Director, Shikiar    American Progressive
901 S. Marquette Ave.    since 2005         Asset Management                     Insurance
Minneapolis, MN 55402
Age 71
-----------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.    Board member       President Emeritus and Professor of  Valmont Industries,
901 S. Marquette Ave.    since 2002 and     Economics, Carleton College          Inc. (manufactures
Minneapolis, MN 55402    Chair of the                                            irrigation systems)
Age 68                   Board since 2007
-----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 38 RIVERSOURCE CASH MANAGEMENT FUND -- 2007 ANNUAL REPORT

NAME,                    POSITION HELD
ADDRESS,                 WITH FUND AND      PRINCIPAL OCCUPATION                 OTHER
AGE                      LENGTH OF SERVICE  DURING PAST FIVE YEARS               DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
Catherine James Paglia   Board member       Director, Enterprise Asset           Strategic
901 S. Marquette Ave.    since 2004         Management, Inc. (private real       Distribution, Inc.
Minneapolis, MN 55402                       estate and asset management          (transportation,
Age 55                                      company)                             distribution and
                                                                                 logistics
                                                                                 consultants)
-----------------------------------------------------------------------------------------------------
Alison Taunton-Rigby     Board member       Chief Executive Officer, RiboNovix,  Hybridon, Inc.
901 S. Marquette Ave.    since 2002         Inc. since 2003 (biotechnology);     (biotechnology);
Minneapolis, MN 55402                       former President, Forester Biotech   American Healthways,
Age 63                                                                           Inc. (health
                                                                                 management programs)
-----------------------------------------------------------------------------------------------------

BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*

NAME,                    POSITION HELD
ADDRESS,                 WITH FUND AND      PRINCIPAL OCCUPATION                 OTHER
AGE                      LENGTH OF SERVICE  DURING PAST FIVE YEARS               DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
William F. Truscott      Board member       President -- U.S. Asset Management
53600 Ameriprise         since 2001,        and Chief Investment Officer,
Financial Center         Vice President     Ameriprise Financial, Inc. and
Minneapolis, MN 55474    since 2002         President, Chairman of the Board
Age 47                                      and Chief Investment Officer,
                                            RiverSource Investments, LLC since
                                            2005; President, Ameriprise
                                            Certificate Company since 2006;
                                            Senior Vice President -- Chief
                                            Investment Officer, Ameriprise
                                            Financial, Inc. and Chairman of the
                                            Board and Chief Investment Officer,
                                            RiverSource Investments, LLC,
                                            2001-2005
-----------------------------------------------------------------------------------------------------

* Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

The SAI has additional information about the Fund's Board members and is available, without charge, upon request by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; or visiting riversource.com/funds.

--------------------------------------------------------------------------------

                      RIVERSOURCE CASH MANAGEMENT FUND -- 2007 ANNUAL REPORT  39

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS

NAME,                    POSITION HELD
ADDRESS,                 WITH FUND AND      PRINCIPAL OCCUPATION
AGE                      LENGTH OF SERVICE  DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------
Patrick T. Bannigan      President since    Senior Vice President -- Asset Management,
172 Ameriprise           2006               RiverSource Investments, LLC since 2006;
Financial Center                            Managing Director and Global Head of Product,
Minneapolis, MN 55474                       Morgan Stanley Investment Management,
Age 41                                      2004-2006; President, Touchstone Investments,
                                            2002-2004; Director of Strategic Planning,
                                            Evergreen Investments, 1995-2002
------------------------------------------------------------------------------------------
Michelle M. Keeley       Vice President     Executive Vice President -- Equity and Fixed
172 Ameriprise           since 2004         Income, Ameriprise Financial, Inc. and
Financial Center                            RiverSource Investments, LLC since 2006; Vice
Minneapolis, MN 55474                       President -- Investments, Ameriprise
Age 43                                      Certificate Company since 2003; Senior Vice
                                            President -- Fixed Income, Ameriprise
                                            Financial, Inc., 2002-2006 and RiverSource
                                            Investments, LLC, 2004-2006; Managing
                                            Director, Zurich Global Assets, 2001-2002
------------------------------------------------------------------------------------------
Amy K. Johnson           Vice President     Vice President -- Asset Management and Trust
5228 Ameriprise          since 2006         Company Services, RiverSource Investments, LLC
Financial Center                            since 2006; Vice President -- Operations and
Minneapolis, MN 55474                       Compliance, RiverSource Investments, LLC,
Age 41                                      2004-2006; Director of Product
                                            Development -- Mutual Funds, Ameriprise
                                            Financial, Inc., 2001-2004
------------------------------------------------------------------------------------------
Jeffrey P. Fox           Treasurer since    Vice President -- Investment Accounting,
105 Ameriprise           2002               Ameriprise Financial, Inc. since 2002; Vice
Financial Center                            President -- Finance, American Express
Minneapolis, MN 55474                       Company, 2000-2002
Age 52
------------------------------------------------------------------------------------------
Scott R. Plummer         Vice President,    Vice President and Chief Counsel -- Asset
5228 Ameriprise          General Counsel    Management, Ameriprise Financial, Inc. since
Financial Center         and Secretary      2005; Vice President, General Counsel and
Minneapolis, MN 55474    since 2006         Secretary, Ameriprise Certificate Company
Age 47                                      since 2005; Vice President -- Asset Management
                                            Compliance, Ameriprise Financial, Inc.,
                                            2004-2005; Senior Vice President and Chief
                                            Compliance Officer, U.S. Bancorp Asset
                                            Management, 2002-2004; Second Vice President
                                            and Assistant General Counsel, Hartford Life,
                                            2001-2002
------------------------------------------------------------------------------------------
Jennifer D. Lammers      Chief Compliance   U.S. Asset Management Chief Compliance
172 Ameriprise           Officer since      Officer, RiverSource Investments, LLC since
Financial Center         2006               2006; Director -- Mutual Funds, Voyageur Asset
Minneapolis, MN 55474                       Management, 2003-2006; Director of Finance,
Age 46                                      Voyageur Asset Management, 2000-2003
------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 40 RIVERSOURCE CASH MANAGEMENT FUND -- 2007 ANNUAL REPORT

NAME,                    POSITION HELD
ADDRESS,                 WITH FUND AND      PRINCIPAL OCCUPATION
AGE                      LENGTH OF SERVICE  DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------
Neysa M. Alecu           Money Laundering   Compliance Director and Anti-Money Laundering
2934 Ameriprise          Prevention         Officer, Ameriprise Financial, Inc. since
Financial Center         Officer since      2004; Manager Anti-Money Laundering,
Minneapolis, MN 55474    2004               Ameriprise Financial, Inc., 2003-2004;
Age 43                                      Compliance Director and Bank Secrecy Act
                                            Officer, American Express Centurion Bank,
                                            2000-2003
------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                      RIVERSOURCE CASH MANAGEMENT FUND -- 2007 ANNUAL REPORT  41

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

RiverSource Investments, LLC ("RiverSource"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement") RiverSource provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds"). The Fund's Board of Directors (the "Board") and the Board's Investment Review and Contracts Committees monitor these services throughout the year.

On an annual basis, the Board, including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. RiverSource prepares detailed reports for the Board and its Contracts Committee in March and April, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource addressing the services RiverSource provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts and Investment Review Committees in determining whether to continue the IMS Agreement. At the April 11-12, 2007 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by RiverSource: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource, including, in particular, the growing strength and capabilities of many RiverSource offices and the increased investment and resources dedicated to the Fund's operations, particularly in the areas of trading systems, legal and compliance. Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource, the Board considered the quality of the administrative, custody and transfer agency services provided by RiverSource affiliates to the Fund. The Board also reviewed the financial condition of RiverSource and the entity's ability to carry out its responsibilities under the IMS Agreement. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by RiverSource). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

--------------------------------------------------------------------------------

 42 RIVERSOURCE CASH MANAGEMENT FUND -- 2007 ANNUAL REPORT

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board determined that RiverSource was in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods (including since inception), recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2006 to December 2005. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource and its Affiliates from their Relationships with the Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to RiverSource's profitability. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). Although the Fund's expense ratio was higher than the median ratio, the Board was satisfied with the consistent and rational fee schedule applicable to all Funds, including the Fund. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of RiverSource and its affiliates in connection with RiverSource providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make

--------------------------------------------------------------------------------

                      RIVERSOURCE CASH MANAGEMENT FUND -- 2007 ANNUAL REPORT 43 necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 12, 2007, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement.

PROXY VOTING

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On April 12, 2007, Ernst & Young LLP was selected as the Fund's independent registered public accounting firm for the 2007 fiscal year. A majority of the Fund's Board of Directors, including a majority of the Independent Directors, approved the appointment of Ernst & Young LLP. The predecessor independent registered public accounting firm's reports on the Fund's financial statements for the year ended July 31, 2006 and the year ended July 31, 2005 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through April 12, 2007 there were no disagreements between the Fund and the predecessor independent registered public accounting firm on any matter of accounting principles or practices, financial statement disclosure, or auditing scope

--------------------------------------------------------------------------------

 44 RIVERSOURCE CASH MANAGEMENT FUND -- 2007 ANNUAL REPORT or procedures, which such disagreements, if not resolved to the satisfaction of the predecessor independent registered public accounting firm, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the financial statements for such fiscal periods.

--------------------------------------------------------------------------------

                      RIVERSOURCE CASH MANAGEMENT FUND -- 2007 ANNUAL REPORT  45

     RIVERSOURCE(R)CASH MANAGEMENT FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. RiverSource(R)
                                        mutual funds are distributed by RiverSource
                                        Distributors, Inc. and Ameriprise Financial
                                        Services, Inc., Members FINRA, and managed by
                                        RiverSource Investments, LLC. These companies
       (RIVERSOURCE INVESTMENTS LOGO)   are part of Ameriprise Financial, Inc.                            S-6320 AE (9/07)

Item 2. (a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this form N-CSR.

         (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

         (c) During the period covered by this report, there were not any implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a).

Item 3. The Registrant's board of directors has determined that independent directors Jeffrey Laikind and Anne P. Jones, each qualify as audit committee financial experts.

Item 4.  Principal Accountant Fees and Services

Fund - Related Fees

(a) Audit Fees. The fees for the year ended July 31, to Ernst & Young LLP for professional services rendered for the audits of the annual financial statements for RiverSource Money Market Series, Inc. were as follows:

                                 2007 - $20,650

(b) Audit - Related Fees. The fees for the year ended July 31, to Ernst & Young LLP for additional professional services rendered in connection with the registrant's security count pursuant to Rule 17f-2 and the semiannual financial statement reviews for RiverSource Money Market Series, Inc. were as follows:

                                   2007 - $795

(c) Tax Fees. The fees for the year ended July 31, to Ernst & Young LLP for tax compliance related services for RiverSource Money Market Series, Inc. were as follows:

                                  2007 - $2,700

(d) All Other Fees. The fees for the year ended July 31, to Ernst & Young LLP for additional professional services rendered for RiverSource Money Market Series, Inc. were as follows:

                                    2007 - $0

(e) (1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by Ernst & Young LLP for the registrant and to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the audit committee.

(e) (2) 100% of the services performed for items (b) through (d) above during 2007 were pre-approved by the audit committee.

(f)  Not applicable.

(g) Non-Audit Fees. The fees for the year ended July 31, to Ernst & Young LLP by the registrant for non-audit fees and by the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

                                 2007 - $235,575

(h) 100% of the services performed in item (g) above during 2007 were pre-approved by the audit committee.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

         (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

         (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

         (a)(1) Code of ethics as applies to the Registrant's principal executive officer and principal financial officer, as required to be disclosed under Item 2 of Form N-CSR, is attached as Ex. 99.CODE ETH.

         (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

         (a)(3) Not applicable.

         (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
RiverSource Money Market Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date October 3, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date October 3, 2007


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date October 3, 2007